14. OTHER ASSETS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
PAMEC Plan [Member]
Receivables - SISTEL	[1]	R$ 427,451
Advances to and amounts recoverable from suppliers		294,553	767,900
Amounts receivable from the sale of property, plant and equipment items		308,806	302,947
Amounts receivable		177,626	53,406
Advances to employees		48,257	79,830
Other		93,303	86,165
Total		1,349,996	1,290,248
Current		754,292	852,581
Non-current		R$ 595,704	R$ 437,667

[1]	The receivables from Fundacao Sistel, a nonprofit, private welfare and pension entity (Note 27 a)) arise from the Company's interest in the distribution of the PBS-A plan surplus, duly approved by the National Pension Plan Authority (PREVIC). As at December 31, 2020, the Company had claim to twenty-three (23) installments of receivables that are adjustable according to the Plan's profitability.